Label	Element	Value
Document And Entity Information Elements	ck0001064046_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013